Supplementary Oil and Gas Information - Additional Information (Detail) a in Thousands	Jun. 30, 2019 a Wells
Disclosure of oil and gas producing activities [line items]
Operated wells that had multiple completions, gross | Wells	43
Operated wells that had multiple completions, net | Wells	18
Expiring June 2019 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	126
Approximately acres of undeveloped acreage that will expire, net	59
Expiring June 2020 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	1,612
Approximately acres of undeveloped acreage that will expire, net	932
Expiring June 2021 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	1,257
Approximately acres of undeveloped acreage that will expire, net	889